Share Based Compensation - Summary of Assumptions Used to Value the Share Options (Detail) - Binomial Tree Option Pricing Model [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of ordinary shares (US$)			$ 4.78
Risk-free interest rate (%) Minimum	1.52%	0.93%	0.66%
Risk-free interest rate (%) Maximum	4.10%	1.71%	0.88%
Expected volatility (%) Minimum	48.00%		47.00%
Expected volatility (%) Maximum	55.00%	48.00%	48.00%
Expected dividend yield	0.00%	0.00%	0.00%
Life of option	10 years	10 years	10 years
Exercise multiple	$ 2.5	$ 2.5	$ 2.5
Post-vesting forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of ordinary shares (US$)	$ 1.75	$ 4.78
Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of ordinary shares (US$)	$ 10.78	$ 15.78